UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13 F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012
Check here if Amendment	[  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Discretionary Management Services, LLC	    801-68693
Address:		6320 Lamar Avenue
		Suite 100
Overland Park, KS 66202

Form 13 F File Number:	028-13527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas C. Woolwine
Title:	President
Phone:	913/981-1345

Signature, Place, and Date of Signing:


Thomas C. Woolwine	Overland Park, KS	November 15, 2012
(Signature)		(City, State)		(Date)

Report Type (Check only one.):

[X] 	13 F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.

[   ]	13 F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13 F COMINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	NONE


Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13 F Information Table Entry Total:		13

Form 13 F Information Table Value Total:		$65964.4

	(thousands)

List of Other Included Managers:			NONE
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FORM 13 F INFORMATION
TABLE






Column 1
Column 2
Column 3
Column 4
 <<<<<<<<Column 5>>>>>>>
Column 6
Column 7

 <<<<<<<<<<Column
8>>>>>>>>>>


TITLE


SHARES
SHS/
PUT
TABLE OF





0F

VALUE
OR
OR
INVESTMENT
OTHER

VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRINCIPLE
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
Vanguard Dividend Appreciation
EQUITIES
92190884

6,093.33
102,100
Shares
Sole
None
102,100
0
0
Vanguard MSCI Emerging Markets
EQUITIES
92204285

4,666.05
111,842
Shares
Sole
None
111,842
0
0
Vanguard MSCI Pacific
EQUITIES
92204286

60.43
1,200
Shares
Sole
None
1,200
0
0
iShares MSCI ACWI Index Fund
EQUITIES
46428824

350.57
8,900
Shares
Sole
None
8,900
0
0
iShares Russell 1000 Value
EQUITIES
46428759

588.27
8,150
Shares
Sole
None
8,150
0
0
iShares Russell 2000
EQUITIES
46428765

1,645.85
19,725
Shares
Sole
None
19,725
0
0
iShares Russell 2000 Value
EQUITIES
46428763

443.64
6,000
Shares
Sole
None
6,000
0
0
iShares MSCI EAFE Index
EQUITIES
46428746

127.20
2,400
Shares
Sole
None
2,400
0
0
Vanguard Extended Market Vipers
EQUITIES
92290865

139.97
2,350
Shares
Sole
None
2,350
0
0
Vanguard Interm. Term Corp Bond
FIXED
INCOME
92206C87

11,497.92
131,150
Shares
Sole
None
131,150
0
0
Vanguard Total Bond Market
FIXED
INCOME
92193783

508.77
5,975
Shares
Sole
None
5,975
0
0
Vanguard Short Term Corp Bond
FIXED
INCOME
92206C40

34,678.46
431,700
Shares
Sole
None
431,700
0
0
Vanguard Short Term Bond
FIXED
INCOME
92193782

5,163.93
63,400
Shares
Sole
None
63,400
0
0
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